Annual Fund Operating Expenses - Global Real Estate Income Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Class C
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.98%
Class Y
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Class R5
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Class R6
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%